Fair Value - Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value measurement of assets [line items]
Beginning balance	¥ 580,423
Ending balance	631,777	¥ 580,423
Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	54,964
Ending balance	62,204	54,964
Measured at fair value on a recurring basis [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	322,007
Ending balance	341,222	322,007
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	103,595
Ending balance	104,732	103,595
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	5,439	5,206
Profit or loss	(28)	(42)
Other comprehensive income
Purchases
Sales
Exchange differences on translating foreign operations	(187)	275
Ending balance	5,224	5,439
Unrealized gains or losses included in profit or loss on assets	(28)	(42)
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosure of fair value measurement of assets [line items]
Beginning balance	98,156	12,671
Profit or loss
Other comprehensive income	(3,584)	(3,824)
Purchases	5,222	89,651
Sales	(40)	(295)
Exchange differences on translating foreign operations	(246)	(47)
Ending balance	99,508	98,156
Unrealized gains or losses included in profit or loss on assets